INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization	$ (74,655)
Other	88,936
Net operating losses	1,504,212
Valuation allowance	(1,518,492)
Net deferred income tax assets
QPAGOS Corporation - Parent Company [Member]
Depreciation and amortization		$ (67,777)
Other		(25,916)
Net operating losses		1,022,907
Valuation allowance		(929,215)
Net deferred income tax assets